Transactions with Related Parties - Consolidated Statements of Comprehensive Income / (Loss) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel operating expenses	$ 5,923	$ 4,976	$ 3,917
General and administrative expenses (c)	8,662	7,195	5,502
Capital Executive, Capital Gas and or CSM Managers [Member]
Vessel operating expenses	5,923	4,976	3,917
CSM and CGP [Member]
General and administrative expenses (c)	$ 2,013	$ 2,049	$ 2,146